NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Numerator:
Net loss attributable to TAL Education Group's shareholders	$ (135,612)	$ (1,136,115)	$ (115,990)
Numerator used for calculation of diluted net loss per share	$ (135,612)	$ (1,136,115)	$ (115,990)
Denominator:
Weighted average shares outstanding: Basic	212,575,277	214,825,470	203,603,391
Denominator for diluted net loss per share	212,575,277	214,825,470	203,603,391
Net loss per common share attributable to TAL Education Group's shareholders-basic	$ (0.64)	$ (5.29)	$ (0.57)
Net loss per common share attributable to TAL Education Group's shareholders-diluted	$ (0.64)	$ (5.29)	$ (0.57)